RELATED PARTY DEBT AGREEMENTS (Details Narrative) - USD ($)	Jul. 16, 2025	Nov. 02, 2023	Dec. 15, 2022	May 11, 2022	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2023
Line of Credit Facility [Line Items]
Outstanding credit facility					$ 0	$ 1,000,000	$ 0
Line of credit					$ 5,722,000	$ 13,627,000	$ 13,834,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of credit facility description	the Company and Cleveland entered into the First Amendment to the Note (“First Amendment”). The First Amendment amended the due date set forth in the Note dated November 2, 2023 (“Original Note”) and as amended by the First Amendment, the Note issued by the Registrant to Cleveland in connection with the Credit Facility Agreement dated November 2, 2023, by and between Cleveland and the Registrant. Pursuant to the First Amendment, the due date under the Original Note was changed from August 15, 2025 to September 30, 2025.
2023 Subordinated LOC [Member]
Line of Credit Facility [Line Items]
Funding available		$ 2,000,000
Promissory note		$ 2,000,000
Line of credit interest rate		9.00%
Purchase of common stock into warrant shares		41,196						41,196
Warrants term		5 years						5 years
Warrant exercise price		$ 3.24						$ 3.24
Two Thousand Twenty Two Subordinated L O C [Member]
Line of Credit Facility [Line Items]
Purchase of common stock into warrant shares				128,000
Warrant exercise price				$ 2.53
Commitment fee			$ 80,000
Commitment rate				3.50%
Warrant description				(the number of warrants issued to each Lender is equal to the product of (i) 160,000 shares of common stock multiplied by (ii) the ratio represented by each Lender’s Commitment Amount divided by the $5,000,000).
Finders fee percentage				3.00%
Two Thousand Twenty Two Subordinated L O C [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of credit				$ 3,000,000
Two Thousand Twenty Two Subordinated L O C [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit				$ 5,000,000
Legal fee			$ 10,000